Fees Summary	Aug. 07, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit 107 relates is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $994,930,000.
Narrative - Max Aggregate Offering Price	$ 994,930,000
Final Prospectus	true